Shares in group companies (Tables)	12 Months Ended
Dec. 31, 2021
Aegon N.V [member]
Statement [LineItems]
Summary of Shares in Group Companies

	2021	2020

At January 1	24,846	25,037

Capital contributions and acquisitions	65	96

Dividend received	(1,196)	(735)

Net result for the financial year	2,120	-

Revaluations	209	448

At December 31	26,042	24,846